CONCENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
CONCENTRATIONS
5.	CONCENTRATIONS

Cash Concentration

The Company has historically maintained checking accounts at two financial institutions. These accounts are each insured by the Federal Deposit Insurance Corporation for up to $250,000. Historically, the Company has not experienced any significant losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents. As of March 31, 2014, the Company maintained approximately $13.6 million of uninsured deposits.

5.	CONCENTRATIONS

Cash Concentration

The Company has historically maintained checking accounts at two financial institutions. These accounts collectively are insured by the Federal Deposit Insurance Corporation up to $250,000. Historically, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents. As of December 31, 2013 the Company maintained $3,274,631 of uninsured deposits.